VESSELS UNDER FINANCE LEASE, NET	12 Months Ended
Dec. 31, 2023
Leases [Abstract]
VESSELS UNDER FINANCE LEASE, NET	VESSELS UNDER FINANCE LEASE, NET
Movements in the year ended December 31, 2023 summarized as follows:

(in thousands of $)	Cost	Accumulated Depreciation	Vessels under Finance Lease, net
Balance as of December 31, 2022	777,939	(163,176)	614,763
Depreciation	—	(41,309)	(41,309)
Balance as of December 31, 2023	777,939	(204,485)	573,454

As of December 31, 2023, seven vessels were accounted for as vessels under finance lease, made up of four 14,000 TEU container vessels and three 10,600 TEU container vessels. The vessels are leased back for an original term ranging from six to 11 years, with options to purchase each vessel after six years.

Total depreciation expense for vessels under finance lease amounted to $41.3 million for the year ended December 31, 2023 and is included in depreciation in the consolidated statements of operations. (December 31, 2022: $41.3 million; December 31, 2021: $41.3 million).